SHARE CAPITAL - Initial Public Offering (Details)	May 24, 2019 USD ($) shares	Dec. 21, 2017 shares
Class A Restricted Voting Units
Disclosure of classes of share capital [line items]
Share exchange - Qualifying Transaction, shares	13,474,000
Shares previously classified as liabilities | $	13,475,000
Shares redeemed	1,000
Class A Restricted Voting Units | Initial Public Offering and Underwriter Grant
Disclosure of classes of share capital [line items]
Shares issued in offering		13,475,000
Class A Restricted Voting Units | Initial Public Offering
Disclosure of classes of share capital [line items]
Shares issued in offering		12,500,000
Class A Restricted Voting Units | Underwriter Grant
Disclosure of classes of share capital [line items]
Shares issued in offering		975,000
Class B shares
Disclosure of classes of share capital [line items]
Share exchange - Qualifying Transaction, shares	3,696,486
Class B shares | Initial Public Offering and Underwriter Grant
Disclosure of classes of share capital [line items]
Shares issued in offering		3,696,486
Exchangeable Shares
Disclosure of classes of share capital [line items]
Share issuance - Qualifying Transaction, shares	7,983,887